Alpha Architect ETF Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

December 9, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Alpha Architect ETF Trust (the “Trust”) File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

On behalf of the Trust and its series, ValueShares U.S. Quantitative Value ETF and ValueShares International Quantitative Value ETF (the “Funds”), attached for filing please find the Trust’s amended Certified Shareholder Report of Registered Management Investment Companies on Form N-CSR for the Funds’ fiscal year ended September 30, 2015 (the “Amended Report”).  The Amended Report is being filed to include disclosure regarding the basis for approval of the Trust’s Investment Advisory Agreement, which disclosure was not included in the initial report filing on December 4, 2015.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator to the Alpha Architect ETF Trust